Prepaid Expenses and Other Current Assets, Net - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid VAT	¥ 63,802		¥ 63,712
Prepaid other service fees	13,412		21,415
Interest receivables	676		2,671
Receivables for disposal of property and equipment	610		610
Deposits	305		3,909
Prepaid rental expenses	294		887
Others	4,211		4,395
Subtotal	88,432		101,125
Less: allowance for credit loss	(5,919)		(6,290)
Prepaid expenses and other current assets	82,513	$ 11,304	94,835
Receivables from Third Party Payment Platforms
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Receivables from third-party payment platforms	¥ 5,122		¥ 3,526